Form N-1A Supplement	Sep. 12, 2025
SGI Enhanced Market Leaders ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

SGI Enhanced Market Leaders ETF

(Ticker: NASDAQ – LDRX)

(the "Fund")

Supplement dated September 12, 2025

to the Prospectus dated May 2, 2025

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a recent meeting of the Board of Directors ("Board") of The RBB Fund, Inc., the Board approved certain changes to the Fund's principal investment strategy by extending the duration of the short-term options written by the Fund from typically less than one week to less than six weeks. Furthermore, the Fund will also write spread options, typically one to four weeks in duration. Accordingly, effective immediately the section of the Fund's Prospectus entitled "Summary Section – Principal Investment Strategies" is amended and restated in its entirety as shown below:

The Fund is an actively-managed exchange-traded fund ("ETF") and seeks to achieve its objective by (1) investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies (the "80% Policy"). For the purposes of the 80% Policy, the Fund considers large-capitalization companies to be those companies listed within the Russell 1000® Index or S&P 500® Index. The Fund will also invest in options strategies that seek to generate current income.

The Fund's equity investments will generally consist primarily of common stocks, but may also include other equity securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including ETFs.

Summit Global Investments, LLC (the "Adviser") attempts to achieve the Fund's objective by investing in stocks of companies it considers "market leaders." The Adviser considers a market leader to be a company with strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and favorable quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock. The Fund may sell a stock if these risks are deemed elevated with increased downside risks and/or if the risk/return characteristics decline due to increasing risk and/or decreasing return potential. Further, the Fund may also decrease weight in an investment for risk control purposes. Further, the Adviser may not sell from the portfolio a holding that the Adviser believes is likely to appreciate more than the Russell 1000® Index or S&P 500® Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within these indexes. As such, the Fund may, from time to time, hold less than 80% of its net assets within large capitalization companies.

The Fund typically uses an actively traded put and call options strategies that writes/sells options with both out-of-the-money strike prices and covered calls to generate income. The Fund seeks to provide an "enhanced" yield compared to traditional option-based strategies. It does this by both frequently selling short-term options (typically less than six weeks in duration), spread options (typically one to four weeks in duration), and covered calls to generate income. Options that expire within six weeks and that are out-of-the-money exhibit a greater tendency to expire worthless and help avoid additional costs to the Fund of needing to close out the options contracts through repurchasing them at a higher price. Thus, it is more likely that the Fund would be able to collect the entire premium of the options sold. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss.

The Fund's options strategy seeks to provide income using exposure that includes to the value of the underlying stock, the S&P 500® Index, or other broad benchmark indices (each, an "Index"). The Fund will consider factors such as liquidity, demand, premiums, and volatility in utilizing options against various Indexes or stocks. The Fund's options contracts are intended to provide a limit on the Fund's indirect participation in gains or losses, if any, of the increase in the value of an Index or stock.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset at an agreed-upon price ("strike price") prior to a specified date ("expiration date") in the near future. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell the underlying asset at the strike price at any time prior to the expiration date of the option, regardless of the market price of the underlying asset. A put option gives the purchaser the right to sell, and the writer (seller) the obligation to buy the underlying asset at the strike price at any time prior the expiration date of the option, regardless of the market price of the underlying asset.

A call option is considered out-of-the-money if the market price of the underlying asset is trading below the strike price of the call. A put option is out-of-the-money if the market price of the underlying asset is above the put's strike price.

An option premium paid to the writer (seller) is in consideration for the writer (seller) undertaking the obligation to sell (in a call option), or to buy (in a put option) the underlying asset, under the options contract.

Since the Fund writes/sells options with out-of-the-money strike prices, the Fund's options contracts are intended to provide current income from option premiums or the difference between premiums with an options spread. The Fund is subject to limits on the potential gains from selling options contracts to the premiums it collects as a result of the nature of the Fund's options strategy. When the Fund sells an options contract it collects a premium as the seller. When the Fund holds a contract until expiration the premium collected is paid to the Fund. This process creates additional income to the Fund. The Fund may need to purchase or buy the same options contract based on market movements of the underlying Indexes to avoid a loss or lock in a loss. This purchase or buy is meant to close out the options contract position, either locking in a gain or loss, based on the price received from when selling the options contract compared to the price paid for when purchasing the same options contract. The Fund may also write covered call options on a portion of the common stocks in its portfolio. In exchange for writing a call option on an underlying portfolio security, the Fund receives income, in the form of a premium, from the option buyer. The Fund's covered call options help to partially offset the effect of a price decline of the portfolio securities of the Fund through means of the premiums received by the Fund. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. The Fund may employ a "covered call" option strategy meaning the option written by the Fund is a call option on a portfolio security that the Fund invests in.

The extent of option writing activity will depend upon market conditions and the Advisor's ongoing assessment of the attractiveness of writing call options on the Fund's stock holdings and Indexes.

The Fund intends to enter into derivatives or other transactions, including options contracts, that provide leverage, in compliance with Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is expected to be a full derivatives user under Rule 18f-4, and has adopted policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition to its options investments and equity investments, the Fund may hold short-term U.S. Treasury securities for collateral for the options, and to generate income.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund may also seek to increase its income by lending securities.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code").

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned strategies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash, eligible U.S. dollar-denominated money market instruments, or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities, and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures. Accordingly, during such periods, the Fund may not achieve its investment objective.

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Please retain this supplement for your reference.